Lease Arrangements (Details) $ in Thousands	Jun. 30, 2020 USD ($) item
Lease Arrangements
Number of vessels , generated revenue results | item	58
Future minimum revenue expected to be earned
Remainder of 2020	$ 206,915
2021	365,730
2022	281,494
2023	189,129
2024	57,070
2025 and thereafter	62,212
Total future rentals	$ 1,162,550